Investments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investments
7	Investments

(a)	Business Combination

(i)	Summary of acquisition
On 16 August 2022, Vinci Soluções de Investimentos Ltda., a wholly owned subsidiary of Vinci, acquired 90% of the issued share capital of SPS Capital Gestão de Recursos Ltda (“SPS”), a leading independent alternative asset manager focused on the Special Situations segment in Brazil.
Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

Cash paid	80,000
Consideration payable – Note 14 (iii)	41,962
Contingent consideration (Earn-out) – Note 14 (iv)	62,470

Total purchase consideration	184,432

The assets and liabilities evaluated at fair value at the acquisition date was recognized as follows:

Cash and cash equivalents	497
Accounts receivable	1,222
Taxes recoverable	27
Other assets	56
Property and equipment	170
Trade payables	(24)
Labor and social security obligations	(1,267)
Taxes and contributions payable	(588)
Management contracts (*)	22,049

Net identifiable assets acquired	22,142
Goodwill	162,290
Net assets acquired	184,432

(*)The valuation technique used for measuring the fair value of Management contracts, as a separately identified intangible assets, was MEEM (
Multi-Period Excess Earnings
).
Contingent Consideration
(Earn-out)
In the event that certain
pre-determined
fundraising and incremental management fee is achieved for the years ended until December 31, 2026, an additional consideration in VINP’s Class A common shares through an earnout structure will be paid in 2027, up to a maximum number of 1.7 million shares.

(b)	Non-controlling interests (N C I)
Set out below is summarized financial information for each subsidiary that has non-controlling
interests. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Asset Allocation		Vinci Holding Securitária		Total
	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Summarized Balance Sheet
Current assets	232	—	100,873	18,322	101,105	18,322
Current liabilities	(707)	(1)	(2,816)	(601)	(3,523)	(602)

Current net assets	(475)	(1)	98,057	17,721	97,582	17,720
Non-current assets	601	601	13,549	3,345	14,150	3,946
Non-current liabilities	(1,550)	(732)	(96,805)	(759)	(98,355)	(1,491)

Non-current net assets	(949)	(131)	(83,256)	2,586	(84,205)	2,455
Net assets	(1,424)	(132)	14,801	20,307	13,377	20,175

Accumulated NCI	(356)	(33)	2,220	3,046	1,864	3,013

Summarized statement	Vinci Asset Allocation		Vinci Holding Securitária		Vinci Int’l Real Estate	Total
of comprehensive income	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2022	12/31/2023	12/31/2022
Revenue	90	—	74	—	90	164	90
Profit for the period	(1,292)	(131)	(5,505)	107	—	(6,797)	69
Total comprehensive income	(1,292)	(131)	(5,505)	107	—	(6,797)	69

Profit/(loss) allocated to NCI	(323)	(32)	(826)	16	—	(1,149)	(16)